UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share) | $ / shares	$ 0.10
Common shares authorized (in shares)	138,880,000
Common stock, issued (in shares)	100,384,435